Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Mar. 27, 2015	Apr. 30, 2015	Jun. 08, 2015	Jun. 30, 2015	Jun. 29, 2015	Jun. 30, 2014
Debt Instrument
Interest expense on long term debt				$ 8,230		$ 8,196
Weighted average interest rate				3.34%
$225,000 Senior Secured Credit Facility
Debt Instrument
Line of credit facility, maximum borrowing capacity				$ 225,000
Line of credit facility amount drawn down	$ 16,750		$ 40,750		$ 14,889
$370,000 Credit Facility
Debt Instrument
Line of credit facility, maximum borrowing capacity		$ 370,000
Prepayments of four scheduled amortization payments		$ 64,875
Deferral of scheduled amortization payments		November 2017
Debt variable rate basis				LIBOR
$370,000 Credit Facility | Prior to amendment
Debt Instrument
Credit facility margin				2.00%
$370,000 Credit Facility | After the amendmet
Debt Instrument
Credit facility margin				3.00%
$350,000 Credit Facility
Debt Instrument
Line of credit facility, maximum borrowing capacity		$ 350,000
Prepayments of four scheduled amortization payments		$ 46,024
Deferral of scheduled amortization payments		November 2017
$25,000 Credit Facility
Debt Instrument
Line of credit facility, maximum borrowing capacity		$ 25,000
Prepayments of four scheduled amortization payments		$ 5,000
Deferral of scheduled amortization payments		December 2017